Acquisition of Subsidiaries - Schedule of Provisional Fair Value of Identifiable Assets and Liabilities Acquired (Details) (Parenthiticals)	6 Months Ended
Jun. 30, 2026
Acquisition of The Ritz Carlton, Perth [Member]
Schedule of Provisional Fair Value of Identifiable Assets and Liabilities Acquired [Line Items]
Non-controlling interests	50.00%
Acquisition of Upper View Regalia Hotel, Kuala Lumpur [Member]
Schedule of Provisional Fair Value of Identifiable Assets and Liabilities Acquired [Line Items]
Non-controlling interests	20.00%